Advances	9 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 4 - Advances

During the nine months ended March 31, 2015, the Company received net, non-interest bearing advances from certain third parties totaling $36,340 . The total amount due under these advances as of June 30, 2014 was $0. These advances are not collateralized, non-interest bearing and are due on demand.